Annual Total Returns - iShares Russell 2000 Small-Cap Index Fund (Institutional and Investor A) [BarChart] - Investor A, Institutional - iShares Russell 2000 Small-Cap Index Fund - Investor A Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(4.76%)
Annual Return 2012	15.96%
Annual Return 2013	38.72%
Annual Return 2014	4.54%
Annual Return 2015	(4.66%)
Annual Return 2016	21.04%
Annual Return 2017	14.35%
Annual Return 2018	(11.19%)
Annual Return 2019	25.20%
Annual Return 2020	19.66%